Income taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income taxes paid (refund) [abstract]
Schedule of provision for income taxes

	2019	2018
	$	$
Loss before income taxes	(52,013,186)	(22,710,624)
Statutory federal and provincial tax rate	26.50%	26.50%
Income tax recovery at the statutory tax rate	(13,783,494)	(6,018,315)
Permanent differences	7,797,290	2,706,000
Other adjustment	6,334,913	—
Change in tax benefits not recognized	(348,709)	3,312,315
	—	—

Schedule of deferred tax assets (liabilities)
	2019	2018
Deferred tax liabilities	$	$
Other investments	(168,092)	(1,334,000)
Capital losses carried forward	168,092	1,334,000
Deferred tax liabilities not recognized	—	—

Schedule of temporary differences for which no deferred tax asset is recognised

	2019	2018
	$	$
Property, plant and equipment	1,054,843	—
Other investments	1,287,743	—
Share issuance costs	1,169,642	3,772,000
Non-capital losses carried forward - Canada	27,518,609	29,272,000
Net operating losses carried forward - US	274,454	—
Capital losses carried forward	350,465	—
Unrealized fair value on biological assets and inventory	1,098,497	—
	32,754,253	33,044,000

Schedule of non-capital loss carryforwards

$
2038	12,492,296
2039	15,026,313
27,518,609